INCOMETAX: (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Income Tax Disclosure [Line Items]
Net loss before the provision for income taxes	$ 27,124	$ 13,492
Total current income tax		306
Israel
Income Tax Disclosure [Line Items]
Corporate tax rate (as a percent)	23.00%
Net operating loss carryforwards	$ 7,700
Capital losses carryforwards	13,300
Net loss before the provision for income taxes	22,678	13,917
U.S.
Income Tax Disclosure [Line Items]
Net operating loss carryforwards	70,000
Capital losses carryforwards	1,500
Net loss before the provision for income taxes	4,446	(425)
Total current income tax		$ 306
U.S. | Federal
Income Tax Disclosure [Line Items]
Corporate tax rate (as a percent)		21.00%	35.00%
Net operating loss carryforwards	12
U.S. | State
Income Tax Disclosure [Line Items]
Net operating loss carryforwards	$ 12